Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 2,473,197	$ 3,012,908	$ 4,170,897
Total assets measured at fair value	2,473,197	3,012,908	4,170,897
Liabilities
Warrant liability		2,422,785	1,151,838
Total liabilities measured at fair value	1,027,102	2,422,785	1,151,838
Liabilities
Warrant liability	1,027,102	2,422,785
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	2,473,197	3,012,908	4,170,897
Total assets measured at fair value	2,473,197	3,012,908	4,170,897
Liabilities
Warrant liability			1,151,838
Total liabilities measured at fair value			1,151,838
Liabilities
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Total assets measured at fair value
Liabilities
Warrant liability		2,422,785
Total liabilities measured at fair value	1,027,102	2,422,785
Liabilities
Warrant liability	1,027,102	2,422,785
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Total assets measured at fair value
Liabilities
Warrant liability
Total liabilities measured at fair value
Liabilities
Warrant liability